Loan Receivables, Net	12 Months Ended
Jun. 30, 2024
Loan Receivables, Net [Abstract]
Loan Receivables, net
(5)	Loan Receivables, net

Loan receivables, net consist of the following:

As of June 30,
2024
RMB
Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) (i)	97,984
Loan receivables from a third-party company (ii)	685,287
Interest receivable from a third-party	279
Sub-total	783,550
Allowance for current expected credit losses:
Balance at the beginning of the year	-
Cumulative-effect adjustment upon adoption of ASU 2016-13	-
Current period provision for expected credit losses	(9,499)
Balance at the end of the year	(9,499)
Loan receivables, net	774,051

(i)	The amount represented the term-loan (matures in June 2025) to Sichuan Tianyi, a third-party, of RMB95,000 and corresponding interest receivable RMB4,259 as of June 30, 2024. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with interest rate 6% per annum. This loan receivable is expected to be settled within one year.

(ii)	The amount represented the term-loans (mature in June 2025) principal to a third-party company principally engaged in provision of education service of RMB679,300 and corresponding interest receivable RMB6,060 as of June 30, 2024. The loans bear an interest rate of 5% per annum. The loans have been subsequently pledged with equity interests as collaterals and fully guaranteed by the controlling shareholder of the debtor.